Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value and Carrying Value of Financial Instruments
The following table summarizes the fair value and carrying value of the Company’s financial instruments (in millions, recast for the adoption of LDTI):

	December 31, 2022			December 31, 2021
	Carrying Value	Fair Value		Carrying Value	Fair Value
Assets
Debt securities (1)	$42,072	$42,072		$51,453	$51,453
Equity securities	359	359		257	257
Mortgage loans	11,549	10,841		11,482	11,910
Limited partnerships	2,434	2,434		2,252	2,252
Policy loans (1)	4,376	4,376		4,474	4,474
Freestanding derivative instruments	1,270	1,270		1,417	1,417
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock	146	146		125	125
Cash and cash equivalents	3,934	3,934		1,799	1,799
Reinsurance recoverable on market risk benefits	221	221		383	383
Market risk benefit assets	4,865	4,865		1,664	1,664
Receivables from affiliates	179	179		197	197
Separate account assets	195,906	195,906		248,949	248,949

Liabilities
Annuity reserves (2)	37,143	32,212	—	37,529	45,836
Market risk benefit liabilities	5,662	5,662	—	8,033	8,033
Reserves for guaranteed investment contracts (3)	1,128	1,099		894	923
Trust instruments supported by funding agreements (3)	5,887	5,760		5,986	6,175
FHLB funding agreements (3)	2,004	2,104		1,950	1,938
Funds withheld payable under reinsurance treaties (1)	22,957	22,957		29,007	29,007
Long-term debt	470	492		494	563
Securities lending payable	33	33		14	14
Freestanding derivative instruments	2,065	2,065		41	41
Repurchase agreements	1,012	1,012		1,572	1,572
Separate account liabilities	195,906	195,906		248,949	248,949
(1) Includes items carried at fair value under the fair value option.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments. The fair value amounts shown in the table for 2021 have been revised for an immaterial error related to the historical disclosure for annuity reserves not reported at fair value within the Fair Value Measurement note to the Consolidated Financial Statements. The prior period error did not impact the Consolidated Balance Sheets.
(3) Included as a component of other contract holder funds on the Consolidated Balance Sheets.

Fair Value Option, Disclosures
The fair value and aggregate contractual principal for mortgage loans where the fair value option was elected after December 31, 2021, were as follows (in millions):

December 31,
2022
Fair value	$582
Aggregate contractual principal	591

Assets and Liabilities Carried at Fair Value by Hierarchy Levels
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in millions, recast for the adoption of LDTI):

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$4,724	$4,724	$—	$—
Other government securities	1,468	—	1,468	—
Public utilities	5,167	—	5,167	—
Corporate securities	22,905	—	22,905	—
Residential mortgage-backed	452	—	452	—
Commercial mortgage-backed	1,631	—	1,631	—
Other asset-backed securities	5,725	—	5,725	—
Equity securities	359	163	195	1
Mortgage loans	582	—	—	582
Limited partnerships (1)	14	—	—	14
Policy loans	3,419	—	—	3,419
Freestanding derivative instruments	1,270	—	1,270	—
Cash and cash equivalents	3,934	3,934	—	—
Reinsurance recoverable on market risk benefits	221	—	—	221
Market risk benefit assets	4,865	—	—	4,865
Separate account assets	195,906	—	195,906	—
Total	$252,642	$8,821	$234,719	$9,102

Liabilities
Embedded derivative liabilities (2)	$1,135	$—	$1,135	$—
Funds withheld payable under reinsurance treaties (3)	424	—	—	424
Freestanding derivative instruments	2,065	—	2,065	—
Market risk benefit liabilities	5,662	—	—	5,662
Total	$9,286	$—	$3,200	$6,086

(1) Excludes $2,420 million of limited partnership investments measured at NAV.

(2) Includes net embedded derivative liabilities of $205 million related to RILA and $931 million of fixed index annuities, both included in other contract holder funds on the Consolidated Balance Sheets.

(3) Includes the Athene Embedded Derivative asset of $3,158 million and funds withheld payable under reinsurance treaties at fair value under the fair value option.

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$4,311	$4,311	$—	$—
Other government securities	1,619	—	1,619	—
Public utilities	6,660	—	6,660	—
Corporate securities	29,254	—	29,254	—
Residential mortgage-backed	554	—	554	—
Commercial mortgage-backed	2,029	—	2,029	—
Other asset-backed securities	7,026	—	7,026	—
Equity securities	257	212	43	2
Limited partnerships (1)	18	—	17	1
Policy loans	3,467	—	—	3,467
Freestanding derivative instruments	1,417	—	1,417	—
Cash and cash equivalents	1,799	1,799	—	—
Reinsurance recoverable on market risk benefits	383	—	—	383
Market risk benefit assets	1,664	—	—	1,664
Separate account assets	248,949	—	248,949	—
Total	$309,407	$6,322	$297,568	$5,517

Liabilities
Embedded derivative (assets) liabilities (2)	$1,445	$—	$1,445	$—
Funds withheld payable under reinsurance treaties (3)	3,759	—	—	3,759
Freestanding derivative instruments	41	—	41	—
Market risk benefit liabilities	8,033	—	—	8,033
Total	$13,278	$—	$1,486	$11,792

(1) Excludes $2,234 million of limited partnership investments measured at NAV.

(2) Includes net embedded derivative liabilities of $6 million related to RILA and $1,439 million of fixed index annuities, both included in other contract holder funds on the Consolidated Balance Sheets.

(3) Includes the Athene Embedded Derivative liability of $120 million and funds withheld payable under reinsurance treaties at fair value under the fair value option.

Balances of Level 3 Assets and Liabilities Measured at Fair Value with Corresponding Pricing Sources
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in millions, recast for the adoption of LDTI):

	December 31, 2022
Assets	Total	Internal	External
Equity securities	$1	$1	$—
Mortgage loans	582	—	582
Limited partnerships	14	8	6
Policy loans	3,419	3,419	—
Reinsurance recoverable on market risk benefits	221	221	—
Market risk benefit assets	4,865	4,865	—
Total	$9,102	$8,514	$588

Liabilities
Funds withheld payable under reinsurance treaties (1)	$424	$424	$—
Market risk benefit liabilities	5,662	5,662	—
Total	$6,086	$6,086	$—

(1) Includes the Athene Embedded Derivative asset of $3,158 million and funds withheld payable under reinsurance treaties at fair value under the fair value option.

	December 31, 2021
Assets	Total	Internal	External
Equity securities	$2	$1	$1
Limited partnerships	1	1	—
Policy loans	3,467	3,467	—
Reinsurance recoverable on market risk benefits	383	383	—
Market risk benefit assets	1,664	1,664	—
Total	$5,517	$5,516	$1

Liabilities
Funds withheld payable under reinsurance treaties (1)	3,759	3,759	—
Market risk benefit liabilities	8,033	8,033	—
Total	$11,792	$11,792	$—

(1) Includes the Athene Embedded Derivative liability of $120 million and funds withheld payable under reinsurance treaties at fair value under the fair value option.

Quantitative Information on Significant Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on internally priced Level 3 assets and liabilities that use significant unobservable inputs (in millions, recast for the adoption of LDTI):

As of December 31, 2022
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable on market risk benefits	$221	Discounted cash flow	Mortality(1)	0.01% - 23.33%	Decrease
			Lapse(2)	2.97% - 8.10%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	47.50% - 52.50%	Increase
			Non-performance risk adjustment(5)	0.64% - 2.27%	Decrease
			Long-term Equity Volatility(6)	18.50% - 23.68%	Increase

Market risk benefit assets	$4,865	Discounted cash flow	Mortality(1)	0.01% - 23.33%	Decrease
			Lapse(2)	0.05% - 41.28%	Decrease
			Utilization(3)	0.00% - 100.00%	Increase
			Withdrawal(4)	11.25% - 100.00%	Increase
			Non-performance risk adjustment(5)	0.64% - 2.27%	Decrease
			Long-term Equity Volatility(6)	18.50% - 23.68%	Increase

Liabilities
Market risk benefit liabilities	$5,662	Discounted cash flow	Mortality(1)	0.01% - 23.33%	Decrease
			Lapse(2)	0.05% - 41.28%	Decrease
			Utilization(3)	0.00% - 100.00%	Increase
			Withdrawal(4)	11.25% - 100.00%	Increase
			Non-performance risk adjustment(5)	0.64% - 2.27%	Decrease
			Long-term Equity Volatility(6)	18.50% - 23.68%	Increase

(1)    Mortality rates vary by attained age, tax qualification status, guaranteed benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.
(2)     Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when benefits are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when guaranteed benefits are utilized.
(3)     The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and degree to which the guaranteed benefit is in-the-money.
(4)     The withdrawal rate represents the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount under the free partial withdrawal provision or the GMWB, as applicable. Free partial withdrawal rates vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.
(5)    Non-performance risk adjustment is applied as a spread over the risk-free rate to determine the rate used to discount the related cash flows and varies by projection year.
(6)    Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

As of December 31, 2021
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable on market risk benefits	$383	Discounted cash flow	Mortality(1)	0.01% - 23.42%	Decrease
			Lapse(2)	3.33% - 9.04%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	37.50% - 45.00%	Increase
			Non-performance risk adjustment(5)	0.11% - 1.50%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.06%	Increase

Market risk benefit assets	$1,664	Discounted cash flow	Mortality(1)	0.01% - 23.42%	Decrease
			Lapse(2)	0.07% - 30.88%	Decrease
			Utilization(3)	0.00% - 100.00%	Increase
			Withdrawal(4)	11.25% - 100.00%	Increase
			Non-performance risk adjustment(5)	0.11% - 1.50%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.06%	Increase

Liabilities
Market risk benefit liabilities	$8,033	Discounted cash flow	Mortality(1)	0.01% - 23.42%	Decrease
			Lapse(2)	0.07% - 30.88%	Decrease
			Utilization(3)	0.00% - 100.00%	Increase
			Withdrawal(4)	11.25% - 100.00%	Increase
			Non-performance risk adjustment(5)	0.11% - 1.50%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.06%	Increase
(1)    Mortality rates vary by attained age, tax qualification status, guaranteed benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.
(2)     Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when benefits are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when guaranteed benefits are utilized.
(3)     The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and degree to which the guaranteed benefit is in-the-money.
(4)     The withdrawal rate represents the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount under the free partial withdrawal provision or the GMWB, as applicable. Free partial withdrawal rates vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.
(5)    Non-performance risk adjustment is applied as a spread over the risk-free rate to determine the rate used to discount the related cash flows and varies by projection year.
(6) Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.
Rollforwards of Financial Instruments for Which Significant Unobservable Inputs (Level 3) are Used - Assets	Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments.

			Total Realized/Unrealized Gains (Losses) Included in
					Purchases,
		Fair Value			Sales,	Transfers	Fair Value
		as of		Other	Issuances	in and/or	as of
		January 1,	Net	Comprehensive	and	(out of)	December 31,
December 31, 2022		2022	Income	Income	Settlements	Level 3	2022
Assets
	Equity securities	2	(1)	—	—	—	1
	Mortgage loans	—	(7)	—	589	—	582
	Limited partnerships	1	(1)	—	—	14	14
	Reinsurance recoverable on market risk benefits	383	(162)	—	—	—	221
	Market risk benefit assets	1,664	3,201	—	—	—	4,865
	Policy loans	3,467	29	—	(77)	—	3,419

Liabilities
	Funds withheld payable under reinsurance treaties	$(3,759)	$3,249	$—	$86	$—	$(424)
	Market risk benefit liabilities	$(8,033)	$497	$1,874	$—	$—	$(5,662)

			Total Realized/Unrealized Gains (Losses) Included in
					Purchases,
		Fair Value			Sales,	Transfers	Fair Value
		as of		Other	Issuances	in and/or	as of
		January 1,	Net	Comprehensive	and	(out of)	December 31,
December 31, 2021		2021	Income	Income	Settlements	Level 3	2021
Assets
	Equity securities	$2	$—	$—	$—	$—	$2
	Limited partnerships	1	—	—	—	—	1
	Reinsurance recoverable on market risk benefits	472	(89)	—	—	—	383
	Market risk benefit assets	690	974	—	—	—	1,664
	Policy loans	3,454	(2)	—	15	—	3,467

Liabilities
	Funds withheld payable under reinsurance treaties	$(4,453)	$708	$—	$(14)	$—	$(3,759)
	Market risk benefit liabilities	(10,690)	3,081	(424)	—	—	(8,033)

Rollforwards of Financial Instruments for Which Significant Unobservable Inputs (Level 3) are Used - Liabilities	Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments.

			Total Realized/Unrealized Gains (Losses) Included in
					Purchases,
		Fair Value			Sales,	Transfers	Fair Value
		as of		Other	Issuances	in and/or	as of
		January 1,	Net	Comprehensive	and	(out of)	December 31,
December 31, 2022		2022	Income	Income	Settlements	Level 3	2022
Assets
	Equity securities	2	(1)	—	—	—	1
	Mortgage loans	—	(7)	—	589	—	582
	Limited partnerships	1	(1)	—	—	14	14
	Reinsurance recoverable on market risk benefits	383	(162)	—	—	—	221
	Market risk benefit assets	1,664	3,201	—	—	—	4,865
	Policy loans	3,467	29	—	(77)	—	3,419

Liabilities
	Funds withheld payable under reinsurance treaties	$(3,759)	$3,249	$—	$86	$—	$(424)
	Market risk benefit liabilities	$(8,033)	$497	$1,874	$—	$—	$(5,662)

			Total Realized/Unrealized Gains (Losses) Included in
					Purchases,
		Fair Value			Sales,	Transfers	Fair Value
		as of		Other	Issuances	in and/or	as of
		January 1,	Net	Comprehensive	and	(out of)	December 31,
December 31, 2021		2021	Income	Income	Settlements	Level 3	2021
Assets
	Equity securities	$2	$—	$—	$—	$—	$2
	Limited partnerships	1	—	—	—	—	1
	Reinsurance recoverable on market risk benefits	472	(89)	—	—	—	383
	Market risk benefit assets	690	974	—	—	—	1,664
	Policy loans	3,454	(2)	—	15	—	3,467

Liabilities
	Funds withheld payable under reinsurance treaties	$(4,453)	$708	$—	$(14)	$—	$(3,759)
	Market risk benefit liabilities	(10,690)	3,081	(424)	—	—	(8,033)

Components of Amounts Included in Purchases, Sales, Issuances and Settlements
The components of the amounts included in purchases, sales, issuances and settlements for the years ended December 31, 2022 and 2021 shown above are as follows (in millions):

December 31, 2022	Purchases	Sales	Issuances	Settlements	Total
Assets
Mortgage loans	$632	$(43)	$—	$—	$589
Policy loans	—	—	215	(292)	(77)
Total	$632	$(43)	$215	$(292)	$512

Liabilities
Funds withheld payable under reinsurance treaties	$—	$—	$(222)	$308	$86

December 31, 2021	Purchases	Sales	Issuances	Settlements	Total
Assets
Policy loans	$—	$—	$261	$(246)	$15

Liabilities
Funds withheld payable under reinsurance treaties	$—	$—	$(468)	$454	$(14)

Portion of Gains (Losses) Included in Net Income or Other Comprehensive Income
The portion of gains (losses) included in net income (loss) or other comprehensive income (loss) ("OCI") attributable to the change in unrealized gains and losses on Level 3 financial instruments still held was as follows (in millions, recast for the adoption of LDTI):

	Year Ended December 31,
	2022		2021
	Included in Net Income	Included in OCI	Included in Net Income	Included in OCI
Assets
Equity securities	$(1)	$—	$—	$—
Mortgage loans	(7)	—	—	—
Limited partnerships	(1)	—	—	—
Reinsurance recoverable on market risk benefits	(162)	—	(89)	—
Market risk benefit assets	3,201	—	974	—
Policy loans	29	—	(2)	—

Liabilities
Funds withheld payable under reinsurance treaties	$3,249	$—	$708	$—
Market risk benefit liabilities	497	1,874	3,081	(424)

Carrying Amount and Fair Value by Hierarchy of Certain Financial Instruments Not Reported at Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in millions):

	December 31, 2022
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Assets
Mortgage loans	$10,967	$10,259	$—	$—	$10,259
Policy loans	957	957	—	—	957
FHLBI capital stock	146	146	146	—	—
Receivables from affiliates	179	179	—	—	179

Liabilities
Annuity reserves (1)	$36,008	$31,077	$—	$—	$31,077
Reserves for guaranteed investment contracts (2)	1,128	1,099	—	—	1,099
Trust instruments supported by funding agreements (2)	5,887	5,760	—	—	5,760
FHLB funding agreements (2)	2,004	2,104	—	—	2,104
Funds withheld payable under reinsurance treaties (3)	22,533	22,533	—	—	22,533
Debt	470	492	—	334	158
Securities lending payable	33	33	—	33	—
Repurchase agreements	1,012	1,012	—	1,012	—
Separate account liabilities (4)	195,906	195,906	—	195,906	—

	December 31, 2021
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Assets
Mortgage loans	$11,482	$11,910	$—	$—	$11,910
Policy loans	1,007	1,007	—	—	1,007
FHLBI capital stock	125	125	125	—	—
Receivables from affiliates	197	197	—	—	197

Liabilities
Annuity reserves (1)	$36,084	$44,391	$—	$—	$44,391
Reserves for guaranteed investment contracts (2)	894	923	—	—	923
Trust instruments supported by funding agreements (2)	5,986	6,175	—	—	6,175
FHLB funding agreements (2)	1,950	1,938	—	—	1,938
Funds withheld payable under reinsurance treaties	24,533	24,533	537	19,127	4,869
Debt	494	563	—	386	177
Securities lending payable	14	14	—	14	—
Repurchase agreements	1,572	1,572	—	1,572	—
Separate account liabilities (4)	248,949	248,949	—	248,949	—

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments. The fair value amounts shown in the table for 2021 have been revised for an immaterial error related to the historical disclosure for annuity reserves not reported at fair value within the Fair Value Measurement note to the Consolidated Financial Statements. The prior period error did not impact the Consolidated Balance Sheets.

(2) Included as a component of other contract holder funds on the Consolidated Balance Sheets.
(3) Excludes $715 million of limited partnership investments measured at NAV at December 31, 2021.
(4) The values of separate account liabilities are set equal to the values of separate account assets.